Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended	9 Months Ended		9 Months Ended		9 Months Ended		0 Months Ended	9 Months Ended					12 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2014 Dividend Declared on May 12, 2014 [Member]	May 12, 2014 Dividend Declared on May 12, 2014 [Member]	Sep. 30, 2014 Dividend Declared on September 15, 2014 [Member]	Sep. 15, 2014 Dividend Declared on September 15, 2014 [Member]	Apr. 21, 2014 Common Units [Member]	Sep. 30, 2014 Common Units [Member]	Sep. 30, 2014 Common Stockholders [Member] Dividend Declared on May 12, 2014 [Member]	Sep. 30, 2014 Common Stockholders [Member] Dividend Declared on September 15, 2014 [Member]	Sep. 30, 2014 Common Unitholders [Member] Dividend Declared on May 12, 2014 [Member]	Sep. 30, 2014 Common Unitholders [Member] Dividend Declared on September 15, 2014 [Member]	Dec. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2013 Predecessor [Member] Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Impairment charges															$ 0	$ 0
Reverted insurance coverage per depositor															250,000
Percentage of tax benefit likely of being realized upon settlement																	50.00%
Mortgage loans payable, fair value	172,700,000	172,700,000	172,700,000	88,500,000											88,500,000	35,715,000
Accumulated amortization of deferred leasing costs															953,065	509,676
Percentage of REIT taxable income distributed to stockholders			90.00%
Purchase consideration, units issued									3,731,209	3,251,904
Percent of ownership interest acquired in properties	71.60%	71.60%	71.60%
Declared cash dividend per share						$ 0.183		$ 0.235
Dividends payable, declared date					May 12, 2014		Sep. 15, 2014
Dividends payable date					Jul. 17, 2014		Oct. 17, 2014
Dividends payable, date of record					Jul. 03, 2014		Oct. 03, 2014
Dividends		$ 4,783,934			$ 2,100,000		$ 2,700,000				$ 1,500,000	$ 1,900,000	$ 600,000	$ 800,000
Potentially dilutive shares outstanding	3,251,904		3,251,904